INTERIM CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Total		Total	Issued capital	Capital Surplus	Other capital reserves	Accumulated deficit	Foreign currency translation	Non- controlling interests
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2020				1,749,127,404
Equity at beginning of period at Dec. 31, 2020	$ 1,013		$ 163	$ 2	$ 12,753	$ (1,898)	$ (1,919)	$ (8,775)	$ 850
Profit / (loss) for the period	265	[1]	230				230		35
Other comprehensive income / (loss)	10		32					32	(22)
Total comprehensive income / (loss) , net of tax	275		262				230	32	13
Dividends declared	(44)		0						(44)
Acquisition of subsidiary	(10)		(16)			(16)			6
Other	(8)		(8)			(7)	(1)
Number of shares outstanding at end of period (in shares) at Jun. 30, 2021				1,749,127,404
Equity at end of period at Jun. 30, 2021	1,226		401	$ 2	12,753	(1,921)	(1,690)	(8,743)	825
Number of shares outstanding at beginning of period (in shares) at Mar. 31, 2021				1,749,127,404
Equity at beginning of period at Mar. 31, 2021	1,147		298	$ 2	12,753	(1,897)	(1,792)	(8,768)	849
Profit / (loss) for the period	127	[1]	100				100		27
Other comprehensive income / (loss)	14		27				2	25	(13)
Total comprehensive income / (loss) , net of tax	141		127				102	25	14
Dividends declared	(44)								(44)
Other	(8)		(8)			(8)
Number of shares outstanding at end of period (in shares) at Jun. 30, 2021				1,749,127,404
Equity at end of period at Jun. 30, 2021	1,226		401	$ 2	12,753	(1,921)	(1,690)	(8,743)	825
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2021				1,749,127,404
Equity at beginning of period at Dec. 31, 2021	1,505		586	$ 2	12,753	(1,990)	(1,246)	(8,933)	919
Profit / (loss) for the period	87		(5)				(5)		92
Reclassifications	0		0			21	127	(148)
Transfer to income statement on disposal of subsidiary	41		41					41
Other comprehensive income / (loss)	(63)		(28)					(28)	(35)
Total comprehensive income / (loss) , net of tax	65		8			21	122	(135)	57
Dividends declared	(11)								(11)
Changes in ownership interest in a subsidiary that do not result in a loss of control	0		(2)			(2)			2
Other	4		(1)			(2)	(3)	4	5
Number of shares outstanding at end of period (in shares) at Jun. 30, 2022				1,749,127,404
Equity at end of period at Jun. 30, 2022	1,563		591	$ 2	12,753	(1,973)	(1,127)	(9,064)	972
Number of shares outstanding at beginning of period (in shares) at Mar. 31, 2022				1,749,127,404
Equity at beginning of period at Mar. 31, 2022	1,150		227	$ 2	12,753	(1,967)	(1,221)	(9,340)	923
Profit / (loss) for the period	184		136				136		48
Reclassifications	0		0				(39)	39
Transfer to income statement on disposal of subsidiary	41		41					41
Other comprehensive income / (loss)	187		192					192	(5)
Total comprehensive income / (loss) , net of tax	412		369				97	272	43
Dividends declared	0
Changes in ownership interest in a subsidiary that do not result in a loss of control	0		(2)			(2)			2
Other	1		(3)			(4)	(3)	4	4
Number of shares outstanding at end of period (in shares) at Jun. 30, 2022				1,749,127,404
Equity at end of period at Jun. 30, 2022	$ 1,563		$ 591	$ 2	$ 12,753	$ (1,973)	$ (1,127)	$ (9,064)	$ 972

[1]	Prior period comparatives are adjusted following the classification of Algeria as a discontinued operation (see Note 5).